CERT NYS
File # 1-36011

13002612

Parasnand Madho
Director
Corporate Actions & Market Watch

NYSE EURONEXT

Received SEC
JUL 19 2013
Washington, DC 20549

July 19, 2013

Chief, Information Technology
Securities and Exchange Commission
Division of Corporation Finance
100 F Street, NE MS 3040
Washington, DC 20549

To whom it may concern:

The New York Stock Exchange certifies approval for listing and registration under the Exchange Act of 1933, PHILLIPS 66 PARTNERS LP, Common Units representing limited partner interests. The NYSE requests simultaneous acceleration of registration of the Securities Exchange Act of 1934, together with the 1933 Act. Adequate distribution assured. Form 8-A received on July 18, 2013. Tentative listing date – July 23, 2013.

Sincerely,

pmadho@nyx.com
NYSE Euronext, 20 Broad Street, 17th Floor, New York, NY 10005, United States
T +1 (212) 656-5404
www.nyx.com